UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities
Short-term bank borrowings	¥ 84,780	$ 12,657	¥ 134,780
Accounts payable	913,109	136,324	1,175,943
Customers' refundable fees	40,430	6,036	30,997
Income tax payables	4,721	705	813
Non-current liabilities
Income tax payables	¥ 28,913	$ 4,317	¥ 28,575
Class A & Class B Ordinary shares
Equity:
Ordinary shares, shares authorized | shares	5,000,000,000	5,000,000,000	5,000,000,000
Class A ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	1,426,450,073	1,426,450,073	1,426,450,073
Ordinary shares, shares outstanding | shares	1,426,450,073	1,426,450,073	1,426,450,073
Class B Ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	619,938,058	619,938,058	619,938,058
Ordinary shares, shares outstanding | shares	619,938,058	619,938,058	619,938,058
VIE
Current liabilities
Short-term bank borrowings	¥ 84,780		¥ 134,780
Accounts payable	892,948		1,154,572
Customers' refundable fees	40,430		30,997
Accrued expenses and other payables	123,638		171,725
Income tax payables	553		813
Non-current liabilities
Income tax payables	¥ 27,429		¥ 27,171